Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair value of derivative instruments
Notional amount	SFr 28,619.5	SFr 33,606.2
Positive replacement value (PRV)	235.1	273.7
Negative replacement value (NRV)	SFr 239.2	278.5
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	4 years
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 28,556.2	33,533.0
Positive replacement value (PRV)	234.0	272.4
Negative replacement value (NRV)	238.2	277.4
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	24,666.4	28,811.5
Positive replacement value (PRV)	137.6	168.6
Negative replacement value (NRV)	130.0	161.4
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,321.9	7,229.5
Positive replacement value (PRV)	3.3	1.0
Negative replacement value (NRV)	3.2	1.2
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	13,190.0	16,737.7
Positive replacement value (PRV)	91.0	118.3
Negative replacement value (NRV)	85.5	112.8
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,164.4	2,856.0
Positive replacement value (PRV)	43.1	49.2
Negative replacement value (NRV)	41.1	47.4
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	522.1	1,789.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	468.0	198.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.2	0.0
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	2,469.7	3,119.4
Positive replacement value (PRV)	61.8	60.2
Negative replacement value (NRV)	71.2	70.8
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,211.6	1,498.4
Positive replacement value (PRV)	19.2	16.6
Negative replacement value (NRV)	20.8	16.9
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	819.4	1,050.7
Positive replacement value (PRV)	34.5	30.5
Negative replacement value (NRV)	42.0	40.8
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	416.8	534.8
Positive replacement value (PRV)	8.1	12.8
Negative replacement value (NRV)	8.4	12.8
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	17.8	22.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	4.1	13.0
Positive replacement value (PRV)	0.0	0.3
Negative replacement value (NRV)	0.0	0.3
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	558.7	831.9
Positive replacement value (PRV)	8.1	17.8
Negative replacement value (NRV)	9.2	17.3
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	796.2	722.5
Positive replacement value (PRV)	24.0	22.6
Negative replacement value (NRV)	25.8	25.7
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	1.3	1.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.1
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	191.0	203.8
Positive replacement value (PRV)	4.7	5.1
Negative replacement value (NRV)	5.3	6.7
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	206.5	193.1
Positive replacement value (PRV)	7.7	8.4
Negative replacement value (NRV)	7.4	7.5
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	41.5	39.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	355.9	284.4
Positive replacement value (PRV)	11.6	9.1
Negative replacement value (NRV)	13.1	11.4
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	65.2	47.7
Positive replacement value (PRV)	2.5	3.2
Negative replacement value (NRV)	2.0	2.2
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	7.2	6.3
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.2	0.1
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	20.1	19.6
Positive replacement value (PRV)	2.0	2.6
Negative replacement value (NRV)	1.4	1.7
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	20.2	8.8
Positive replacement value (PRV)	0.4	0.4
Negative replacement value (NRV)	0.3	0.3
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	14.3	11.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	3.4	1.1
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	63.3	73.2
Positive replacement value (PRV)	1.1	1.3
Negative replacement value (NRV)	1.0	1.1
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	47.5	54.3
Positive replacement value (PRV)	1.0	1.3
Negative replacement value (NRV)	1.0	1.0
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	47.5	54.3
Positive replacement value (PRV)	1.0	1.3
Negative replacement value (NRV)	1.0	1.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	15.8	18.9
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.0	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	11.0	10.7
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.0	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	4.8	8.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank
Fair value of derivative instruments
Notional amount	28,616.1	33,605.2
Positive replacement value (PRV)	235.2	273.9
Negative replacement value (NRV)	SFr 239.2	278.7
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	5 years
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 28,558.8	33,537.0
Positive replacement value (PRV)	234.3	272.7
Negative replacement value (NRV)	238.4	277.8
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	24,667.3	28,813.8
Positive replacement value (PRV)	137.6	168.7
Negative replacement value (NRV)	129.9	161.3
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,321.9	7,229.5
Positive replacement value (PRV)	3.3	1.0
Negative replacement value (NRV)	3.2	1.2
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	13,190.9	16,740.0
Positive replacement value (PRV)	91.0	118.4
Negative replacement value (NRV)	85.4	112.8
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,164.4	2,856.0
Positive replacement value (PRV)	43.1	49.2
Negative replacement value (NRV)	41.1	47.3
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	522.1	1,789.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	468.0	198.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.2	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	2,470.7	3,120.2
Positive replacement value (PRV)	61.8	60.2
Negative replacement value (NRV)	71.2	70.8
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,212.7	1,499.1
Positive replacement value (PRV)	19.2	16.6
Negative replacement value (NRV)	20.8	16.9
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	819.3	1,050.8
Positive replacement value (PRV)	34.5	30.5
Negative replacement value (NRV)	42.0	40.8
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	416.8	534.8
Positive replacement value (PRV)	8.1	12.8
Negative replacement value (NRV)	8.4	12.8
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	17.8	22.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	4.1	13.0
Positive replacement value (PRV)	0.0	0.3
Negative replacement value (NRV)	0.0	0.3
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	558.7	831.9
Positive replacement value (PRV)	8.1	17.8
Negative replacement value (NRV)	9.2	17.3
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	796.9	723.4
Positive replacement value (PRV)	24.3	22.8
Negative replacement value (NRV)	26.1	26.2
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	1.3	1.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.1
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	191.4	203.9
Positive replacement value (PRV)	4.7	5.0
Negative replacement value (NRV)	5.3	6.7
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	206.8	193.9
Positive replacement value (PRV)	8.0	8.7
Negative replacement value (NRV)	7.7	8.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	41.5	39.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	355.9	284.4
Positive replacement value (PRV)	11.6	9.1
Negative replacement value (NRV)	13.1	11.4
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	65.2	47.7
Positive replacement value (PRV)	2.5	3.2
Negative replacement value (NRV)	2.0	2.2
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	7.2	6.3
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.2	0.1
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	20.1	19.6
Positive replacement value (PRV)	2.0	2.6
Negative replacement value (NRV)	1.4	1.7
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	20.2	8.8
Positive replacement value (PRV)	0.4	0.4
Negative replacement value (NRV)	0.3	0.3
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	14.3	11.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	3.4	1.1
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	57.3	68.2
Positive replacement value (PRV)	0.9	1.2
Negative replacement value (NRV)	0.8	0.9
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	41.5	49.3
Positive replacement value (PRV)	0.8	1.2
Negative replacement value (NRV)	0.8	0.8
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	41.5	49.3
Positive replacement value (PRV)	0.8	1.2
Negative replacement value (NRV)	0.8	0.8
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	15.8	18.9
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.0	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	11.0	10.7
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.0	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	4.8	8.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0